ALPS ETF TRUST

(the “Trust”)

ALPS Sector Dividend Dogs ETF (NYSE ARCA: SDOG)

ALPS International Sector Dividend Dogs ETF (NYSE ARCA: IDOG)

ALPS Emerging Sector Dividend Dogs ETF (NYSE ARCA: EDOG)
ALPS REIT Dividend DOGS ETF (NYSE ARCA: RDOG)

ALPS Equal Sector Weight ETF (NYSE ARCA:EQL)

Alerian MLP ETF (NYSE ARCA: AMLP)

Alerian Energy Infrastructure ETF (NYSE ARCA: ENFR)

Barron’s 400SM ETF (NYSE ARCA: BFOR)

ALPS Medical Breakthroughs ETF (NYSE ARCA: SBIO)

ALPS Disruptive Technologies ETF (NYSE ARCA: DTEC)

ALPS Clean Energy ETF (NYSE ARCA: ACES)

ALPS | O’Shares U.S. Quality Dividend ETF (Cboe BZX: OUSA)

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF (Cboe BZX: OUSM)

ALPS | O’Shares Global Internet Giants ETF (Cboe BZX: OGIG)

ALPS | O'Shares Europe Quality Dividend ETF (Cboe BZX: OEUR)

(each, a “Fund,” and together, the “Funds”)

SUPPLEMENT DATED SEPTEMBER 10, 2025 TO EACH FUND’S SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED MARCH 31, 2025, AS SUPPLEMENTED

Effective as of the date of this Supplement, Andrew Hicks no longer serves as Portfolio Manager of the Funds. Accordingly, all references to Mr. Hicks in each Fund’s Summary Prospectus, Prospectus, and SAI are hereby deleted.

Ryan Mischker and Charles Perkins continue to serve as Portfolio Managers of the Funds.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE